UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-05848

The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:         1-800-422-3554

Date of fiscal year end:         December 31

Date of reporting period:         June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value Fund Inc.

Semiannual Report — June 30, 2011

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Value Fund Inc. (the “Fund”) increased 8.86% compared with gains of 6.02% and 8.54% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Christopher J. Marangi

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	20 Year	Since Inception (9/29/89)
Gabelli Value Fund Class AAA	8.86%	36.54%	8.70%	5.25%	5.34%	11.50%	10.90%
S&P 500 Index	6.02	30.69	3.34	2.94	2.72	8.73	8.61	(e)
Dow Jones Industrial Average	8.54	30.29	6.07	4.94	4.20	10.09	9.96	(e)
Nasdaq Composite Index	5.01	32.87	7.63	5.96	3.28	9.20	8.47	(e)
Class A	8.85	36.41	8.67	5.23	5.33	11.50	10.90
With sales charge (b)	2.59	28.57	6.54	3.99	4.71	11.17	10.60
Class B	8.48	35.47	7.85	4.43	4.53	11.02	10.46
With contingent deferred sales charge (c)	3.48	30.47	6.98	4.10	4.53	11.02	10.46
Class C	8.39	35.41	7.84	4.44	4.54	11.04	10.48
With contingent deferred sales charge (d)	7.39	34.41	7.84	4.44	4.54	11.04	10.48
Class I	8.99	36.78	8.95	5.42	5.42	11.55	10.95

In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. Class AAA and Class I Shares do not have a sales charge. See page 9 for the expense ratios for the six months ended June 30, 2011. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. When shares are redeemed, they may be worth more or less than their original cost. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class A Share NAV per share are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class B Shares and Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index, Dow Jones Industrial Average, and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance are as of September 30, 1989.

The Gabelli Value Fund Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Value Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,088.60	1.44%	$7.46
Class A	$1,000.00	$1,088.50	1.44%	$7.46
Class B	$1,000.00	$1,084.80	2.19%	$11.32
Class C	$1,000.00	$1,083.90	2.19%	$11.32
Class I	$1,000.00	$1,089.90	1.19%	$6.17
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.65	1.44%	$7.20
Class A	$1,000.00	$1,017.65	1.44%	$7.20
Class B	$1,000.00	$1,013.93	2.19%	$10.94
Class C	$1,000.00	$1,013.93	2.19%	$10.94
Class I	$1,000.00	$1,018.89	1.19%	$5.96

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The Gabelli Value Fund Inc.

Cable and Satellite	15.0%
Entertainment	14.0%
Diversified Industrial	7.0%
Metals and Mining	6.7%
Food and Beverage	6.2%
Consumer Products	5.5%
Financial Services	5.5%
Energy and Utilities	5.2%
Broadcasting	5.1%
Telecommunications	3.5%
Electronics	3.3%
Equipment and Supplies	2.9%
Environmental Services	2.0%
Automotive: Parts and Accessories	1.8%
Business Services	1.8%
Aerospace	1.7%
Machinery	1.6%
Publishing	1.5%

Hotels and Gaming	1.5%
Consumer Services	1.4%
Retail	1.4%
Wireless Communications	0.9%
Automotive	0.8%
Real Estate	0.7%
Aviation: Parts and Services	0.7%
Health Care	0.6%
Specialty Chemicals	0.6%
Computer Software and Services	0.5%
Communications Equipment	0.3%
U.S. Government Obligations	0.1%
Commercial Services	0.1%
Agriculture	0.1%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Value Fund Inc.

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.9%
	Aerospace — 1.7%
960,000	Rolls-Royce Holdings plc†	$6,756,553	$9,937,887
92,160,000	Rolls-Royce Holdings plc, Cl. C† (a)	151,206	147,913
5,000	The Boeing Co.	382,329	369,650

		7,290,088	10,455,450

	Agriculture — 0.1%
10,000	Archer-Daniels-Midland Co.	356,881	301,500
500	The Mosaic Co.	8,345	33,865

		365,226	335,365

	Automotive — 0.8%
10,000	Fiat Industrial SpA†	142,086	129,064
195,000	Ford Motor Co.†	2,506,985	2,689,050
39,000	Navistar International Corp.†	1,623,382	2,201,940

		4,272,453	5,020,054

	Automotive: Parts and Accessories — 1.8%
8,000	BorgWarner Inc.†	377,764	646,320
38,000	China Yuchai International Ltd.	300,576	801,800
169,000	Genuine Parts Co.	4,395,630	9,193,600
9,000	Tenneco Inc.†	361,879	396,630

		5,435,849	11,038,350

	Aviation: Parts and Services — 0.7%
111,477	BBA Aviation plc	222,905	389,142
39,000	Curtiss-Wright Corp.	719,305	1,262,430
350,000	GenCorp Inc.†	2,856,862	2,247,000

		3,799,072	3,898,572

	Broadcasting — 5.1%
692,000	CBS Corp., Cl. A, Voting	13,191,954	19,908,840
110,500	Liberty Media Corp. - Capital, Cl. A†	1,137,359	9,475,375
17,000	Liberty Media Corp. - Starz, Cl. A†	829,675	1,279,080

		15,158,988	30,663,295

	Business Services — 1.8%
12,000	Akamai Technologies Inc.†	192,406	377,640
45,000	Ascent Media Corp., Cl. A†	1,175,027	2,383,650
12,000	Broadridge Financial Solutions Inc.	138,696	288,840
85,000	Clear Channel Outdoor Holdings Inc., Cl. A†	640,451	1,079,500
8,000	DG FastChannel Inc.†	178,407	256,400
7,000	Equinix Inc.†	557,830	707,140
50,250	Fidelity National Information Services Inc.	1,082,654	1,547,198
27,000	Intermec Inc.†	392,345	298,080
78,000	Internap Network Services Corp.†	435,803	573,300
6,000	MasterCard Inc., Cl. A	1,329,778	1,808,040
2,000	Rentrak Corp.†	45,958	35,480
76,000	SearchMedia Holdings Ltd.†	549,688	144,400

Shares		Cost	Market Value

35,000	The Brink’s Co.	$957,302	$1,044,050

		7,676,345	10,543,718

	Cable and Satellite — 15.0%
130,000	Adelphia Communications Corp., Cl. A† (b)	91,925	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0	0
130,000	Adelphia Recovery Trust†	0	1,820
1,010,000	Cablevision Systems Corp., Cl. A	2,666,507	36,572,100
117,000	Comcast Corp., Cl. A, Special	2,171,119	2,834,910
386,000	DIRECTV, Cl. A†	5,839,501	19,616,520
215,000	DISH Network Corp., Cl. A†	4,225,076	6,594,050
65,000	EchoStar Corp., Cl. A†	1,708,696	2,367,950
170,000	Liberty Global Inc., Cl. A†	3,294,008	7,656,800
241,000	Rogers Communications Inc., Cl. B	765,016	9,524,320
89,000	Scripps Networks Interactive Inc., Cl. A	2,805,660	4,350,320

		23,567,508	89,518,790

	Commercial Services — 0.1%
14,200	Macquarie Infrastructure Co. LLC	287,646	391,920

	Communications Equipment — 0.3%
40,000	Corning Inc.	470,000	726,000
17,000	Loral Space & Communications Inc.†	1,150,255	1,180,990

		1,620,255	1,906,990

	Computer Software and Services — 0.5%
8,000	Alibaba.com Ltd.	14,075	12,748
16,500	AOL Inc.†	402,501	327,690
31,000	eBay Inc.†	760,397	1,000,370
90,000	Yahoo! Inc.†	1,507,099	1,353,600

		2,684,072	2,694,408

	Consumer Products — 5.5%
20,000	Avon Products Inc.	601,407	560,000
58,000	Energizer Holdings Inc.†	1,360,690	4,196,880
45,000	Fortune Brands Inc.	2,486,875	2,869,650
566	Givaudan SA†	161,059	598,819
600	National Presto Industries Inc.	17,897	60,894
735,000	Swedish Match AB	10,775,281	24,646,414
500	The Estee Lauder Companies Inc., Cl. A	33,385	52,595
2,000	Wolverine World Wide Inc.	19,468	83,500

		15,456,062	33,068,752

	Consumer Services — 1.4%
228,000	Liberty Media Corp. - Interactive, Cl. A†	3,476,581	3,823,560
214,000	Rollins Inc.	719,955	4,361,320
19,000	TiVo Inc.†	165,699	195,510

		4,362,235	8,380,390

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial — 7.0%
42,000	Ampco-Pittsburgh Corp.	$210,015	$984,900
8,000	Cooper Industries plc	259,867	477,360
163,000	Crane Co.	4,256,891	8,053,830
83,037	Griffon Corp.†	880,647	837,013
254,000	Honeywell International Inc.	7,052,217	15,135,860
128,000	ITT Corp.	5,560,089	7,543,040
190,000	Katy Industries Inc.†	1,001,872	17,575
7,000	Precision Castparts Corp.	869,374	1,152,550
110,000	Smiths Group plc	2,271,243	2,120,307
105,000	Tyco International Ltd.	4,050,788	5,190,150
1,500	Waters Corp.†	106,847	143,610

		26,519,850	41,656,195

	Electronics — 3.3%
150,000	LSI Corp.†	884,038	1,068,000
400	Mettler-Toledo International Inc.†	54,529	67,468
33,000	TE Connectivity Ltd.	1,000,912	1,213,080
205,000	Texas Instruments Inc.	5,065,452	6,730,150
4,000	Thermo Fisher Scientific Inc.†	116,758	257,560
192,900	Thomas & Betts Corp.†	3,756,894	10,387,665

		10,878,583	19,723,923

	Energy and Utilities — 5.2%
13,000	Chevron Corp.	818,307	1,336,920
89,000	ConocoPhillips	2,313,227	6,691,910
15,000	CONSOL Energy Inc.	674,040	727,200
200,000	GenOn Energy Inc., Escrow† (b)	0	0
246,000	National Fuel Gas Co.	11,025,329	17,908,800
7,000	NextEra Energy Inc.	358,517	402,220
25,000	Northeast Utilities	492,257	879,250
10,000	Occidental Petroleum Corp.	782,192	1,040,400
35,000	Southwest Gas Corp.	869,427	1,351,350
3,000	Transocean Ltd.	183,851	193,680
16,000	Weatherford International Ltd.†	352,190	300,000

		17,869,337	30,831,730

	Entertainment — 14.0%
8,570	Chestnut Hill Ventures† (b)	233,241	561,980
54,000	Discovery Communications Inc., Cl. A†	835,957	2,211,840
104,000	Discovery Communications Inc., Cl. C†	1,549,072	3,801,200
64,000	Dover Motorsports Inc.†	308,841	118,400
5,000	DreamWorks Animation SKG Inc., Cl. A†	130,232	100,500
250,000	Grupo Televisa SA, ADR	2,437,084	6,150,000
310,000	The Madison Square Garden Inc., Cl. A†	1,197,487	8,534,300
225,001	Time Warner Inc.	5,966,115	8,183,286
829,000	Viacom Inc., Cl. A	24,459,151	47,650,920

Shares		Cost	Market Value

2,000	Viacom Inc., Cl. B	$69,291	$102,000
227,001	Vivendi	3,432,161	6,312,167

		40,618,632	83,726,593

	Environmental Services — 2.0%
285,000	Republic Services Inc.	3,691,950	8,792,250
86,000	Waste Management Inc.	2,367,111	3,205,220

		6,059,061	11,997,470

	Equipment and Supplies — 2.9%
150,000	CIRCOR International Inc.	1,834,904	6,424,500
39,000	Federal Signal Corp.	327,209	255,840
47,500	Flowserve Corp.	545,194	5,219,775
54,000	Gerber Scientific Inc.†	315,679	601,020
70,000	GrafTech International Ltd.†	794,262	1,418,900
102,500	Watts Water Technologies Inc., Cl. A	1,443,913	3,629,525

		5,261,161	17,549,560

	Financial Services — 5.5%
252,000	American Express Co.	6,788,726	13,028,400
22,000	Artio Global Investors Inc.	491,301	248,600
80,000	Deutsche Bank AG	3,653,625	4,727,515
110,000	H&R Block Inc.	1,945,563	1,764,400
17,000	Interactive Brokers Group Inc., Cl. A	316,152	266,050
34,038	JPMorgan Chase & Co.	1,289,434	1,393,516
51,000	Kinnevik Investment AB, Cl. B	800,911	1,132,850
61,000	Legg Mason Inc.	1,639,135	1,998,360
18,000	Loews Corp.	703,727	757,620
14,000	Morgan Stanley	374,828	322,140
13,000	PNC Financial Services Group Inc.	808,478	774,930
55,000	SLM Corp.	787,123	924,550
15,000	State Street Corp.	687,715	676,350
107,000	The Bank of New York Mellon Corp.	3,039,362	2,741,340
3,000	The Goldman Sachs Group Inc.	436,506	399,270
58,000	Wells Fargo & Co.	1,636,755	1,627,480

		25,399,341	32,783,371

	Food and Beverage — 6.2%
5,000	Corn Products International Inc.	61,637	276,400
54,000	Davide Campari - Milano SpA	254,633	444,009
177,000	Diageo plc, ADR	6,826,070	14,490,990
55,000	Dr Pepper Snapple Group Inc.	1,458,382	2,306,150
10,500	Flowers Foods Inc.	37,951	231,420
93,000	Fomento Economico Mexicano SAB de CV, ADR	1,123,951	6,183,570
6,000	H.J. Heinz Co.	204,960	319,680
12,000	Kellogg Co.	554,827	663,840
25,000	Kerry Group plc, Cl. A	290,481	1,038,676
74,000	Kraft Foods Inc., Cl. A	2,180,660	2,607,020
18,000	Pernod-Ricard SA	1,540,990	1,774,210
14,235	Remy Cointreau SA	840,962	1,198,120
290,000	Sara Lee Corp.	4,806,444	5,507,100

		20,181,948	37,041,185

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care — 0.6%
4,000	Cephalon Inc.†	$301,467	$319,600
4,000	Chemed Corp.	125,792	262,080
28,000	Covidien plc	1,113,252	1,490,440
23,000	Mead Johnson Nutrition Co.	818,997	1,553,650

		2,359,508	3,625,770

	Hotels and Gaming — 1.5%
14,000	Accor SA	484,624	626,019
47,000	Dover Downs Gaming & Entertainment Inc.	290,478	150,400
131,000	Gaylord Entertainment Co.†	3,660,947	3,930,000
44,000	International Game Technology	656,602	773,520
340,000	Ladbrokes plc	1,811,928	831,624
62,000	Las Vegas Sands Corp.†	1,189,321	2,617,020

		8,093,900	8,928,583

	Machinery — 1.6%
75,000	CNH Global NV†	1,466,171	2,898,750
57,500	Deere & Co.	1,227,099	4,740,875
52,000	Zebra Technologies Corp., Cl. A†	1,503,864	2,192,840

		4,197,134	9,832,465

	Metals and Mining — 6.7%
281,000	Barrick Gold Corp.	5,450,023	12,726,490
39,000	Freeport-McMoRan Copper & Gold Inc.	508,423	2,063,100
98,000	Kinross Gold Corp.	808,548	1,548,400
38,000	Materion Corp.†	902,343	1,404,860
1,000	Molycorp Inc.†	27,855	61,060
418,500	Newmont Mining Corp.	8,338,013	22,586,445

		16,035,205	40,390,355

	Publishing — 1.5%
435,000	Media General Inc., Cl. A†	7,755,729	1,661,700
41,000	Meredith Corp.	831,057	1,276,330
356,000	News Corp., Cl. A	5,159,379	6,301,200

		13,746,165	9,239,230

	Real Estate — 0.7%
133,600	Griffin Land & Nurseries Inc.	1,586,869	4,340,664

	Retail — 1.4%
42,000	CVS Caremark Corp.	1,406,017	1,578,360
76,000	HSN Inc.†	1,288,635	2,501,920
50,000	Ingles Markets Inc., Cl. A	572,181	827,500
98,000	Safeway Inc.	1,978,212	2,290,260
31,000	The Home Depot Inc.	942,950	1,122,820

		6,187,995	8,320,860

	Specialty Chemicals — 0.6%
5,000	Airgas Inc.	335,612	350,200
120,000	Ferro Corp.†	1,179,481	1,612,800
7,000	FMC Corp.	320,954	602,140
16,000	International Flavors & Fragrances Inc.	710,361	1,027,840

		2,546,408	3,592,980

Shares		Cost	Market Value

	Telecommunications — 3.5%
234,300	ADPT Corp.†	$687,563	$709,929
485,000	Cincinnati Bell Inc.†	1,531,438	1,610,200
26,000	NII Holdings Inc.†	1,088,101	1,101,880
925,000	Sprint Nextel Corp.†	6,960,206	4,985,750
353,000	Telephone & Data Systems Inc.	7,666,086	10,971,240
67,000	Telephone & Data Systems Inc., Special	1,498,553	1,804,310

		19,431,947	21,183,309

	Wireless Communications — 0.9%
12,000	Millicom International Cellular SA, SDR	907,147	1,252,134
50,000	United States Cellular Corp.†	2,358,836	2,421,000
2,400	ViaSat Inc.†	98,312	103,848
61,000	Vodafone Group plc, ADR	1,593,926	1,629,920

		4,958,221	5,406,902

	TOTAL COMMON STOCKS	323,907,064	598,087,199

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$610,000	U.S. Treasury Bill, 0.059%††, 11/17/11	609,864	609,894

	TOTAL INVESTMENTS — 100.0%	$324,516,928	598,697,093

	Other Assets and Liabilities (Net) — 0.0%		(249,856)

	NET ASSETS — 100.0%		$598,447,237

(a)	At June 30, 2011, the Fund held investments in restricted and illiquid securities amounting to $147,913 or 0.02% of net assets, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
92,160,000	Rolls-Royce Holdings plc, Cl. C	04/20/11	$151,206	$0.0016

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $561,980 or 0.09% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $324,516,928)	$598,697,093
Foreign currency, at value (cost $4,648)	4,807
Receivable for investments sold	518,378
Receivable for Fund shares sold	184,722
Dividends receivable	905,597
Prepaid expenses	38,891

Total Assets	600,349,488

Liabilities:
Payable to custodian	52,530
Payable for investments purchased	69,420
Payable for Fund shares redeemed	851,821
Payable for investment advisory fees	477,662
Payable for distribution fees	123,828
Payable for accounting fees	7,500
Payable for shareholder services fees	200,006
Other accrued expenses	119,484

Total Liabilities	1,902,251

Net Assets (applicable to 35,323,615 shares outstanding)	$598,447,237

Net Assets Consist of:
Paid-in capital	$293,830,252
Accumulated net investment income	784,141
Accumulated net realized gain on investments and foreign currency transactions	29,651,702
Net unrealized appreciation on investments	274,180,165
Net unrealized appreciation on foreign currency translations	977

Net Assets	$598,447,237

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($909,217 ÷ 53,608 shares outstanding; 50,000,000 shares authorized)	$16.96

Class A:
Net Asset Value and redemption price per share ($577,354,041 ÷ 34,014,345 shares outstanding; 100,000,000 shares authorized)	$16.97

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.01

Class B:
Net Asset Value and offering price per share ($1,194,839 ÷ 78,474 shares outstanding; 100,000,000 shares authorized)	$15.23	(a)

Class C:
Net Asset Value and offering price per share ($8,824,903 ÷ 578,523 shares outstanding; 50,000,000 shares authorized)	$15.25	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($10,164,237 ÷ 598,665 shares outstanding; 50,000,000 shares authorized)	$16.98

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $245,756)	$5,074,423
Interest	1,368

Total Investment Income	5,075,791

Expenses:
Investment advisory fees	2,974,067
Distribution fees – Class AAA	815
Distribution fees – Class A	719,225
Distribution fees – Class B	7,105
Distribution fees – Class C	41,587
Shareholder services fees	282,408
Shareholder communications expenses	72,932
Custodian fees	48,657
Legal and audit fees	36,777
Registration expenses	36,662
Directors’ fees	34,273
Accounting fees	22,500
Tax expense	7,014
Interest expense	880
Miscellaneous expenses	27,315

Total Expenses	4,312,217

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(9,751)

Net Expenses	4,302,466

Net Investment Income	773,325

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	37,483,592
Net realized loss on foreign currency transactions	(29,312)

Net realized gain on investments and foreign currency transactions	37,454,280

Net change in unrealized appreciation on investments	11,878,456
Net change in unrealized appreciation on foreign currency translations	548

Net change in unrealized appreciation on investments and foreign currency translations	11,879,004

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency	49,333,284

Net Increase in Net Assets Resulting from Operations	$50,106,609

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$773,325	$200,066
Net realized gain on investments and foreign currency transactions	37,454,280	18,202,726
Net change in unrealized appreciation on investments and foreign currency translations	11,879,004	114,265,529

Net Increase in Net Assets Resulting from Operations	50,106,609	132,668,321

Distributions to Shareholders:
Net investment income
Class AAA	—	(480)
Class A	—	(159,756)
Class I	—	(19,146)

	—	(179,382)

Net realized gain
Class AAA	—	(7,827)
Class A	—	(17,497,121)
Class B	—	(58,624)
Class C	—	(234,903)
Class I	—	(235,483)

	—	(18,033,958)

Total Distributions to Shareholders	—	(18,213,340)

Capital Share Transactions:
Class AAA	590,889	260,519
Class A	(78,990,905)	46,620,050
Class B	(779,902)	(2,493,288)
Class C	791,788	(222,000)
Class I	1,378,166	2,051,846

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(77,009,964)	46,217,127

Redemption Fees	529	1,840

Net Increase/(Decrease) in Net Assets	(26,902,826)	160,673,948
Net Assets:
Beginning of period	625,350,063	464,676,115

End of period (including undistributed net investment income of $784,141 and $10,816, respectively)	$598,447,237	$625,350,063

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses (c)		Portfolio Turnover Rate
Class AAA
2011(d)	$15.58	$0.04	$1.34	$1.38	—		—	—	—	$0.00	$16.96	8.9%	$909	0.52	%(e)	1.44	%(e)	4%
2010(f)	14.37	0.00 (b)	1.70	1.70	$(0.03)		$(0.46)	—	$(0.49)	0.00	15.58	11.8	275	0.00	(e)(g)	1.43	(e)	14
Class A
2011(d)	$15.59	$0.02	$1.36	$1.38	—		—	—	—	$0.00	$16.97	8.9%	$577,354	0.27	%(e)	1.44	%(e)	4%
2010	12.58	0.01	3.46	3.47	$(0.00	)(b)	$(0.46)	—	$(0.46)	0.00	15.59	27.6	607,818	0.05		1.43		14
2009	9.00	0.04	3.69	3.73	(0.04)		(0.11)	—	(0.15)	0.00	12.58	41.4	449,865	0.36		1.52		5
2008	16.78	0.04	(7.47)	(7.43)	(0.04)		(0.03)	$(0.28)	(0.35)	0.00	9.00	(44.2)	366,568	0.28		1.41		4
2007	17.61	(0.04)	0.86	0.82	—		(1.65)	0.00 (b)	(1.65)	0.00	16.78	4.6	800,586	(0.20)		1.39		9
2006	18.11	0.03	3.92	3.95	(0.03)		(4.42)	—	(4.45)	0.00	17.61	21.7	860,789	0.14		1.41		17
Class B
2011(d)	$14.04	$(0.04)	$1.23	$1.19	—		—	—	—	$0.00	$15.23	8.5%	$1,195	(0.06	)%(e)	2.19	%(e)	4%
2010	11.45	(0.09)	3.14	3.05	—		$(0.46)	—	$(0.46)	0.00	14.04	26.6	1,844	(0.72)		2.18		14
2009	8.24	(0.03)	3.35	3.32	—		(0.11)	—	(0.11)	0.00	11.45	40.3	3,850	(0.38)		2.27		5
2008	15.46	(0.06)	(6.85)	(6.91)	—		(0.03)	$(0.28)	(0.31)	0.00	8.24	(44.6)	4,252	(0.48)		2.16		4
2007	16.46	(0.17)	0.82	0.65	—		(1.65)	0.00 (b)	(1.65)	0.00	15.46	3.9	10,774	(0.95)		2.14		9
2006	17.28	(0.10)	3.70	3.60	—		(4.42)	—	(4.42)	0.00	16.46	20.8	13,046	(0.53)		2.16		17
Class C
2011(d)	$14.07	$(0.03)	$1.21	$1.18	—		—	—	—	$0.00	$15.25	8.4%	$8,825	(0.43	)%(e)	2.19	%(e)	4%
2010	11.47	(0.09)	3.15	3.06	—		$(0.46)	—	$(0.46)	0.00	14.07	26.7	7,378	(0.70)		2.18		14
2009	8.25	(0.04)	3.37	3.33	—		(0.11)	—	(0.11)	0.00	11.47	40.4	6,314	(0.39)		2.27		5
2008	15.48	(0.06)	(6.86)	(6.92)	—		(0.03)	$(0.28)	(0.31)	0.00	8.25	(44.6)	5,686	(0.47)		2.16		4
2007	16.47	(0.17)	0.83	0.66	—		(1.65)	0.00 (b)	(1.65)	0.00	15.48	4.0	14,679	(0.94)		2.14		9
2006	17.29	(0.11)	3.71	3.60	—		(4.42)	—	(4.42)	0.00	16.47	20.7	14,704	(0.58)		2.16		17
Class I
2011(d)	$15.58	$0.05	$1.35	$1.40	—		—	—	—	$0.00	$16.98	9.0%	$10,164	0.57	%(e)	1.19	%(e)	4%
2010	12.56	0.04	3.48	3.52	$(0.04)		$(0.46)	—	$(0.50)	0.00	15.58	28.0	8,035	0.31		1.18		14
2009	8.99	0.06	3.69	3.75	(0.07)		(0.11)	—	(0.18)	0.00	12.56	41.6	4,647	0.59		1.27		5
2008(h)	15.87	0.08	(6.57)	(6.49)	(0.08)		(0.03)	$(0.28)	(0.39)	0.00	8.99	(40.8)	3,528	0.66	(e)	1.16	(e)	4

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), and 2.15% (Class B and Class C), respectively. For the six months ended June 30, 2011, and the years ended December 31, 2010, 2009, 2008, and 2007, the effect of interest expense was minimal.
(d)	For the six months ended June 30, 2011, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class AAA Shares on April 30, 2010 through December 31, 2010.
(g)	Amount represents less than 0.005%.
(h)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli Value Fund Inc. (the “Fund”) was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$10,307,537	$147,913	—	$10,455,450
Cable and Satellite	89,518,790	—	$0	89,518,790
Energy and Utilities	30,831,730	—	0	30,831,730
Entertainment	83,164,613	—	561,980	83,726,593
Other Industries (a)	383,554,636	—	—	383,554,636
Total Common Stocks	597,377,306	147,913	561,980	598,087,199
U.S. Government Obligations	—	609,894	—	609,894
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$597,377,306	$757,807	$561,980	$598,697,093

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	—	0	—
Entertainment	390,364	—	—	171,616	—	—	—	—	561,980	171,616
Total Common Stocks	390,364	—	—	171,616	—	—	—	—	561,980	171,616
Warrants
Energy and Utilities	122	—	(35,380)	35,258	—	(0)	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$390,486	$—	$(35,380)	$206,874	$—	$(0)	$—	$—	$561,980	$171,616

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2011.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income	$179,382
Net long-term capital gains	18,033,958

Total distributions paid	$18,213,340

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

To be consistent with the application of Federal Excise Tax rules regarding undistributed income of regulated investment companies, the Fund paid $12,212 and $7,014 with its 2009 and 2010 federal excise return, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$332,269,990	$287,374,969	$(20,947,866)	$266,427,103

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any interest or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2011, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $9,751.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Chairman of each committee and the Lead Director receive an annual fee of $2,000 per year. A Director

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $22,555,842 and $88,998,032, respectively.

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $83,890 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $63,863 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Capital Stock.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class AAA Shares were first issued on April 30, 2010.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010 amounted to $529 and $1,840, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010*
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	51,631	$848,924	22,743	$333,873
Shares issued upon reinvestment of distributions	—	—	533	8,307
Shares redeemed	(15,651)	(258,035)	(5,648)	(81,661)

Net increase	35,980	$590,889	17,628	$260,519

Class A
Shares sold	1,121,376	$18,486,414	7,874,265	$109,631,722
Shares issued upon reinvestment of distributions	—	—	1,040,352	16,239,912
Shares redeemed	(6,082,906)	(97,477,319)	(5,692,428)	(79,251,584)

Net increase/(decrease)	(4,961,530)	$(78,990,905)	3,222,189	$46,620,050

Class B
Shares sold	—	—	200	$2,729
Shares issued upon reinvestment of distributions	—	—	3,915	55,050
Shares redeemed	(52,879)	$(779,902)	(209,076)	(2,551,067)

Net decrease	(52,879)	$(779,902)	(204,961)	$(2,493,288)

Class C
Shares sold	98,517	$1,457,357	89,106	$1,167,551
Shares issued upon reinvestment of distributions	—	—	12,375	174,248
Shares redeemed	(44,442)	(665,569)	(127,597)	(1,563,799)

Net increase/(decrease)	54,075	$791,788	(26,116)	$(222,000)

Class I
Shares sold	173,696	$2,861,092	238,722	$3,372,728
Shares issued upon reinvestment of distributions	—	—	4,359	67,967
Shares redeemed	(90,822)	(1,482,926)	(97,164)	(1,388,849)

Net increase	82,874	$1,378,166	145,917	$2,051,846

*	For Class AAA Shares, from the commencement of offering these shares on April 30, 2010.

8.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Continued) (Unaudited)

9.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Value Fund Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 16, 2011, the Independent Board Members, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1.  Nature, Extent, and Quality of Services.  The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2.  Investment Performance of the Fund and Adviser.  The Independent Board Members considered investment performance for the Fund over various periods of time as compared with the performance of such Fund’s Lipper peer group. The Independent Board Members noted the Fund had outperformed its peer group over the one, three, five, and ten year periods. In addition, they noted several factors that may have contributed to the past underperformance and which may not have affected many peer funds, including (1) that the Fund is a non-diversified fund with larger exposure to certain issuers; (2) that the Fund tends to have low turnover, holding positions for longer periods; (3) that the Fund’s investments had focused on the entertainment and media sectors, which underperformed certain other sectors; and (4) that the Fund was experiencing net redemptions, which can adversely affect portfolio management flexibility. Encouraged by the more recent Fund performance, the Independent Board Members concluded that the Adviser was delivering acceptable performance results.

3. Costs of Services and Profits Realized by the Adviser.

(a)  Costs of Services to Fund: Fees and Expenses.  The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s peer group category. They recognized that the advisory fees are at the higher end relative to peer firms and that the Fund’s total expense ratio is above the group average. The independent Board Members also considered the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients.

(b)  Profitability and Costs of Services to Adviser.  The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. With regard to the Adviser, that information was prorated (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4.  Extent of Economies of Scale as Fund Grows.  The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5.  Whether Fee Levels Reflect Economies of Scale.  The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. Other Relevant Considerations.

(a)  Adviser Personnel and Methods.  The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b)  Other Benefits to the Adviser.  The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, reapproval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.    (Multiclass) Team Managed

Gabelli Blue Chip Value Fund

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value.    (Multiclass)

Portfolio Manager:  Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Susan M. Byrne

FOCUSED VALUE

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation.    (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.    (Multiclass)

Portfolio Manager:  Nicholas F. Galluccio

Gabelli Woodland Small Cap Value Fund

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Elizabeth M. Lilly, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass) Portfolio Manager:  Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation.    (Multiclass) Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income.    (Multiclass)

Co-Portfolio Managers:  Susan M. Byrne

Mark R. Freeman, CFA

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities.    (Multiclass)

Portfolio Manager:  Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund (formerly GAMCO Global Convertible Securities Fund)

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation.    (Multiclass)

Co-Portfolio Managers:  Christopher C. Desmarais

John M. Segrich, CFA

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

GAMCO Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.    (Multiclass)

Portfolio Manager:  Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager:  Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager:  Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.    (Multiclass)

Portfolio Managers:  Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.    (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity.    (No-load)

Co-Portfolio Managers:  Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Distributed by Gabelli & Company, Inc., One Corporate Center, Rye, NY 10580.

The Gabelli Value Fund Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc. Anthony J. Colavita President Anthony J. Colavita, P.C. Robert J. Morrissey Attorney-at-Law Morrissey, Hawkins & Lynch	Anthony R. Pustorino Certified Public Accountant, Professor Emeritus Pace University Werner J. Roeder, MD Medical Director Lawrence Hospital

Officers
Bruce N. Alpert President and Secretary Agnes Mullady Treasurer	Peter D. Goldstein Chief Compliance Officer

Custodian
The Bank of New York Mellon

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company

Legal Counsel
Willkie Farr & Gallagher LLP

Distributor
Gabelli & Company, Inc.*

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q211SR

The

Gabelli

Value

Fund Inc.

SEMIANNUAL REPORT

JUNE 30, 2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/11

* Print the name and title of each signing officer under his or her signature.